CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 2,807,826	$ 1,853,373	$ 259,955
Restricted cash	4,512	4,512	4,428
Prepaid expenses	262,272	93,193	291,428
Other current assets	2,609	2,609
Total current assets	3,077,219	1,953,687	555,811
Property and equipment, net	2,714	3,445	1,407
Total assets	3,079,933	1,957,132	557,218
Current liabilities
Accounts payable	73,459	15,597	100,921
Accrued payroll and related expenses		66,213	54,512
Accrued expenses		118,248	143,826
Other current liabilities	366,955	184,461
Derivative liabilities	10,662,548	15,738,913	271,715
Secured convertible promissory note - related party, net of discount			235,000
Total current liabilities	11,102,962	15,938,971	805,974
Noncurrent liabilities
Convertible multi-draw credit agreement - related party, net of discount	3,102,036	1,360,960
Derivative liabilities, non-current	516,377	219,453	551,322
Total liabilities	14,721,375	17,519,384	1,357,296
Commitments and contingencies
Stockholders' deficit
Convertible preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding at June 30, 2019 and December 31, 2018
Common stock, $0.001 par value; 500,000,000 shares authorized; 134,095,247 issued and outstanding at June 30, 2019 and December 31, 2018	134,095	133,908	33,623
Additional paid-in-capital	20,318,672	16,230,956	9,444,831
Accumulated deficit	(32,094,209)	(33,225,107)	(14,030,871)
Total stockholders' deficit	(11,641,442)	(15,562,252)	(3,569,506)
Total liabilities and stockholders' deficit	$ 3,079,933	$ 1,957,132	557,218
Redeemable Convertible Series B Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			822,201
Stockholders' deficit
Total stockholders' deficit			822,201
Convertible Series D Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			169,447
Stockholders' deficit
Total stockholders' deficit			169,447
Convertible Series F Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			1,777,781
Stockholders' deficit
Total stockholders' deficit			$ 1,777,781